Schedule of Investments (unaudited) July 31, 2020	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.2%
B2W Cia Digital(a)	722,474	$16,525,404
BB Seguridade Participacoes SA	1,908,386	10,181,132
Petroleo Brasileiro SA, ADR	2,866,660	24,853,942
Vale SA, ADR	1,674,668	19,493,136

		71,053,614

Canada — 1.2%
Eldorado Gold Corp.(a)(b)	1,314,282	16,540,622

Chile — 1.0%
Sociedad Quimica y Minera de Chile SA, ADR	436,227	13,326,735

China — 35.3%
Alibaba Group Holding Ltd.(a)	398,700	12,509,626
Alibaba Group Holding Ltd., ADR(a)	291,691	73,220,275
Anhui Conch Cement Co. Ltd., Class H	3,032,500	22,932,208
Beijing New Building Materials PLC, Class A	3,009,362	13,266,144
China Life Insurance Co. Ltd., Class H	6,011,000	13,788,703
CNOOC Ltd.	15,473,000	16,331,754
CNOOC Ltd., ADR	71,165	7,518,582
ENN Energy Holdings Ltd.	2,649,300	32,114,163
Geely Automobile Holdings Ltd.	8,152,000	17,101,131
Han’s Laser Technology Industry Group Co. Ltd., Class A	4,196,071	24,002,924
Huazhu Group Ltd., ADR	634,378	21,778,197
JD.com, Inc., ADR(a)	278,622	17,773,297
JD.com, Inc., Class A(a)	232,050	7,209,739
Jinyu Bio-Technology Co. Ltd., Class A	3,681,200	15,377,620
LONGi Green Energy Technology Co. Ltd., Class A	1,887,000	15,388,300
Meituan Dianping, Class B(a)	566,100	14,008,989
Melco Resorts & Entertainment Ltd., ADR	833,018	13,711,476
Sunac China Holdings Ltd.	3,316,000	15,635,785
Tencent Holdings Ltd.	1,505,400	103,267,661
Walvax Biotechnology Co. Ltd., Class A	1,351,863	15,638,756
Weimob, Inc.(a)(c)	5,548,000	7,667,565

		480,242,895

Egypt — 0.6%
Commercial International Bank Egypt SAE	2,092,799	8,236,889

Hong Kong — 4.4%
Hang Lung Properties Ltd.	8,398,000	20,603,315
PRADA SpA(a)(b)	3,562,600	13,752,647
SJM Holdings Ltd.	22,423,000	25,301,241

		59,657,203

Hungary(a) — 1.6%
OTP Bank Nyrt	441,809	15,824,218
Wizz Air Holdings PLC(c)	135,690	5,690,615

		21,514,833

India — 9.1%
Bharti Airtel Ltd.(a)	2,055,471	15,223,875
ICICI Bank Ltd.(a)	4,239,484	19,729,032
ICICI Prudential Life Insurance Co. Ltd.(c)	2,424,219	14,641,547
Maruti Suzuki India Ltd.	269,770	22,547,381
Petronet LNG Ltd.	5,679,203	18,795,230

Security	Shares	Value

India (continued)
Tech Mahindra Ltd.	1,700,437	$15,430,659
Titan Co. Ltd.	1,270,216	17,666,065

		124,033,789

Indonesia — 3.6%
Astra International Tbk PT	67,427,600	23,752,284
Bank Mandiri Persero Tbk PT	62,415,900	24,807,185

		48,559,469

Mexico — 2.0%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	103,943	6,973,536
Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)	1,086,015	7,209,031
Grupo Financiero Banorte SAB de CV, Class O	3,635,994	13,053,962

		27,236,529

Panama — 0.5%
Copa Holdings SA, Class A	168,236	6,971,700

Philippines — 0.4%
Bank of the Philippine Islands	4,087,620	5,676,441

Russia — 6.3%
LUKOIL PJSC, ADR	406,418	27,569,512
Mobile TeleSystems PJSC	1,790,473	7,886,800
Mobile TeleSystems PJSC, ADR	1,631,038	14,450,997
Sberbank of Russia PJSC	2,923,076	8,752,524
Sberbank of Russia PJSC, ADR	1,514,756	17,974,554
Tatneft PJSC, ADR(a)	222,733	9,913,729

		86,548,116

South Korea— 9.2%
Coway Co. Ltd.	183,532	11,831,665
NCSoft Corp.	18,051	12,299,877
Samsung Electronics Co. Ltd.	1,178,796	57,612,287
Samsung SDI Co. Ltd.	67,430	22,574,315
SK Hynix, Inc.	291,720	20,425,140

		124,743,284

Taiwan — 11.2%
Hon Hai Precision Industry Co. Ltd.	4,907,000	13,114,585
Largan Precision Co. Ltd.	153,000	19,964,734
Silicon Motion Technology Corp., ADR	315,014	13,032,129
Taiwan Semiconductor Manufacturing Co. Ltd.	4,032,000	58,680,105
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	180,315	14,225,051
Unimicron Technology Corp.	1,820,000	3,994,811
Win Semiconductors Corp.	1,320,000	14,234,473
Wiwynn Corp.	599,000	16,059,731

		153,305,619

United Kingdom — 0.7%
Prudential PLC	683,591	9,769,032

Total Common Stocks — 92.3% (Cost: $1,108,226,649)		1,257,416,770

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 1.1%

Brazil — 1.1%
Banco Nacional SA, Preference Shares(a)(d)	42,567,626	$82
Itau Unibanco Holding SA, Preference Shares	2,842,136	14,650,494

Total Preferred Securities — 1.1% (Cost: $15,871,972)		14,650,576

Rights

Brazil — 0.0%
B2W Cia Digital (Expires 08/25/20)(a)	47,892	64,265

Total Rights — 0.0% (Cost: $ — )		64,265

Total Long-Term Investments —93.4% (Cost: $1,124,098,621)		1,272,131,611

Short-Term Securities

Money Market Funds — 7.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(e)(f)	88,021,339	88,021,339
SL Liquidity Series, LLC, Money Market Series, 0.38%(e)(f)(g)	7,884,187	7,888,918

		95,910,257

Security	Par (000)		Value

Time Deposits

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 08/05/20	HKD	1,090	$140,640

			140,640

Total Short-Term Securities — 7.1% (Cost: $96,051,335)			96,050,897

Total Investments — 100.5% (Cost: $1,220,149,956)			1,368,182,508

Liabilities in Excess of Other Assets — (0.5)%			(6,483,645)

Net Assets — 100.0%			$1,361,698,863

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	130,852,320	—	(42,830,981)(b)		88,021,339	$88,021,339	$24,273		$—	$—
SL Liquidity Series, LLC, Money Market Series	12,141,753	—	(4,257,566	)(b)	7,884,187	7,888,918	14,724	(c)	5,748	(7,910)

						$95,910,257	$38,997		$5,748	$(7,910)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	370	09/18/20	$19,782	$139,768

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Emerging Markets Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,252,335	HKD	222,006,846	JPMorgan Chase Bank N.A.	08/26/20	$(393,059)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Chase Bank N.A.	(a)	02/08/23	$58,911,636	$(2,289,591	)(b)	$55,492,628	4.3%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 55-95 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: HKD - 1M Hong Kong Interbank Offer rate (HIBOR) and USD - 1M US Dollar LIBOR BBA.

(b)	Amount includes $1,129,417 of net dividends and financing fees.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

China
Bank of China Ltd., Class H	29,724,000	$9,898,710	17.8%
Tencent Holdings Ltd	319,500	21,917,832	39.5

		31,816,542

Security	Shares	Value	% of Basket Value

Egypt
Commercial International Bank Egypt SAE	960,578	$3,780,666	6.8%

India
ICICI Bank Ltd.	1,029,070	9,662,967	17.4

United Kingdom
Prudential Plc	716,019	10,232,453	18.5

		55,492,628

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$55,492,628

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$71,053,614	$—	$—	$71,053,614
Canada	16,540,622	—	—	16,540,622
Chile	13,326,735	—	—	13,326,735
China	141,211,566	339,031,329	—	480,242,895
Egypt	—	8,236,889	—	8,236,889
Hong Kong	—	59,657,203	—	59,657,203
Hungary	—	21,514,833	—	21,514,833
India	—	124,033,789	—	124,033,789
Indonesia	—	48,559,469	—	48,559,469
Mexico	27,236,529	—	—	27,236,529
Panama	6,971,700	—	—	6,971,700
Philippines	—	5,676,441	—	5,676,441
Russia	14,450,997	72,097,119	—	86,548,116
South Korea	—	124,743,284	—	124,743,284
Taiwan	31,251,991	122,053,628	—	153,305,619
United Kingdom	—	9,769,032	—	9,769,032
Preferred Securities
Preferred Stocks	14,650,494	—	82	14,650,576
Rights	64,265	—	—	64,265
Short-Term Securities
Money Market Funds	88,021,339	—	—	88,021,339
Time Deposits	—	140,640	—	140,640

	$424,779,852	$935,513,656	$82	1,360,293,590

Investments Valued at NAV(a)				7,888,918

				$1,368,182,508

Derivative Financial Instruments(b)
Assets
Equity Contracts	$139,768	$—	$—	$139,768
Liabilities
Equity Contracts	—	(2,289,591)	—	(2,289,591)
Foreign Currency Exchange Contracts	—	(393,059)	—	(393,059)

	$139,768	$(2,682,650)	$—	$(2,542,882)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

HKD	Hong Kong Dollar
USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds

4